PROMISSORY NOTE AND CONVERTIBLE PROMISSORY NOTES (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
SCHEDULE OF NOTES PAYABLE

The following table summarizes the Notes activity during the years ended December 31, 2025 and 2024:

As of
December 31,2025
Convertible promissory notes, balance at December 31, 2023	$2,005,267
Issuances	-
Conversions	-
Debt discount	-
Amortization of debt discount	9,350
Convertible promissory notes, balance at December 31, 2024	2,014,617
Additions	333,824
Payments	(50,000)
Conversions	(406,837)
Debt discount (reversal)	(33,824)
Amortization of debt discount	16,973
Convertible promissory notes, balance at December 31, 2025	$1,874,753